Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals)	12 Months Ended
Dec. 31, 2020 shares
Convertible Debenture [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	10.00%
Convertible Debenture One [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	10.00%
Convertible Debenture Two [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	1050.00%
Convertible Debenture Three [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convert debentures share capital (in Shares)	75,000
Convertible Debenture Four [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	12.00%
Convertible Debenture Five [Member]
Convertible Debentures (Details) - Schedule of convertible debentures (Parentheticals) [Line Items]
Convertible debenture, Percentage	12.00%